Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Brandes U.S. Small-Mid Cap Value ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	15.65%	10.21%
Brandes U.S. Value ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	17.36%	16.00%
Brandes International ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	37.61%	7.68%